Significant mergers and acquisitions, investments and dispositions - Acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Other acquisitions
Goodwill	¥ 255,501		¥ 259,679	¥ 268,091	$ 35,209
Total purchase price is comprised of:
- cash consideration	612		2,325	1,254
Gain (loss) recognized in relation to revaluation of previously held equity interests	628	$ 87	0	0
Other acquisitions, summarized
Other acquisitions
Net assets (liabilities)	(461)		28	1
Identifiable intangible assets	1,544		602	285
Deferred tax assets	1		0	0
Deferred tax liabilities	(382)		(199)	(68)
Subtotal	702		431	218
Noncontrolling interests and mezzanine equity	(587)		(98)	(38)
Net identifiable assets	115		333	180
Goodwill	4,899		1,782	583
Total purchase consideration	5,014		2,115	763
Fair value of previously held equity interests	(1,555)		0	0
Purchase consideration settled	(1,564)		(2,038)	(481)
Deferred consideration as of year end	1,895		77	282
Total purchase price is comprised of:
- cash consideration	2,549		2,115	763
- fair value of previously held equity interests	1,555		0	0
- others	910		0	0
Total	5,014		2,115	763
Gain (loss) recognized in relation to revaluation of previously held equity interests	¥ 628		¥ 0	¥ 0